Amy Latkin Vice President and Senior Counsel w: 212.224.1840 amy.latkin@mutualofamerica.com

May 1, 2024

Via EDGAR Correspondence

U.S. Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Mutual of America Separate Account No. 2

Post-Effective Amendment to Registration Statement on Form N-4

(File no. 033-05609 and 811-03996, 457 Contracts)

Filed pursuant to Rule 485(b) of the Securities Act of 1933

Commissioners

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “33 Act”), that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) of the 33 Act would not have differed from that contained in the most recent amendment to the registration statement, filed on April 30, 2024, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Amy Latkin

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com